Note 13 Financial assets at amortised cost (Details) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	[1]	€ 44,769	€ 36,639
Loans and advances to central banks at amortised cost		6,734	4,401
Loans and advances to banks		17,577	16,031
Loans and advances to customers		369,761	357,351
Financial assets at amortised cost		438,841	414,421
Government [member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers		23,736	20,892
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers		12,821	12,765
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers		165,939	165,433
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers		167,265	158,261
Of which impaired assets of loans and advances to customers [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost		13,787	13,493
Of which loss allowances of loans and advances [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost		11,241	11,291
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost		€ 98	€ 91

[1]	(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 2.1 and Appendix III).